Note 5 - Related party and Party-in-interest Transactions (Details Textual) - EBP 41-0268370 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 552,167,409	$ 522,059,120
EBP, Note Receivable from Participant	7,117,432	6,928,878
EBP, Employer, Common Stock [Member]
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	1,739,083
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	3,956,431
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 19,944,995	$ 25,163,693
EBP, Investment, Number of Shares (in shares)	335,279	372,752
Employee Benefit Plan, Investment, Share Price (in dollars per share)	$ 59.46
Common Stock [Member]
Employee Benefit Plan, Investment, Share Price (in dollars per share)		$ 67.48